Statement of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Statement of Cash Flows
Net Income (Loss)	$ (3,718,092)	$ (978,094)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Stock-based compensation	3,091,500	298,250
Depreciation, Depletion and Amortization	2,293	500
Extinguishment of Debt, Amount	294,599	606,250
Amortization of Debt Discounts	72,078
In kind contribution of rent	600	600
Increase (Decrease) in Operating Liabilities
Accounts Payable	(1,980)	1,670
Accrued Liabilities	9,685	13,245
Deferred Revenue	297	1,734
Shareholder advances	(40,470)	12,561
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	3,637,725	934,810
Net Cash Provided by (Used in) Operating Activities	(80,367)	(43,284)
Net Cash Provided by (Used in) Investing Activities
Purchase of Fixed Assets	23,799
Net Cash Provided by (Used in) Investing Activities	(23,799)
Net Cash Provided by (Used in) Financing Activities
Proceeds from Notes Payable - Convertible	182,500
Proceeds from (Repayments of) Notes Payable-Shareholder	1,500	14,500
Proceeds from Issuance or Sale of Equity	18,400	28,250
Net Cash Provided by (Used in) Financing Activities	202,400	42,750
Cash and Cash Equivalents, Period Increase (Decrease)	98,234	(534)
Cash and Cash Equivalents, at Carrying Value	25,418	1,151
Settlement of Notes in Exchange for Common Stock	97,500	19,000
Cash and Cash Equivalents, at Carrying Value	123,652	617
Settlement of Notes in Exchange for Common Stock	$ 97,500	$ 19,000